Organization, Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Organization, Basis of Presentation and Summary of Significant Accounting Policies
NOTE 1 – ORGANIZATION, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization
United Wholesale Mortgage, LLC (f/k/a United Shore Financial Services, LLC) (the “Company”) was organized under the laws of the State of Michigan. United Shore Financial Services, LLC, the Company’s predecessor, was incorporated on July 16, 1986, primarily doing business as United Wholesale Mortgage. The Company engages in the origination, sale and servicing of residential mortgage loans. The Company is based in Michigan but originates and services loans throughout the United States. The Company is approved as a Title II, non-supervised
direct endorsement mortgagee with the United States Department of Housing and Urban Development (or “HUD”). In addition, the Company is an approved issuer with the Government National Mortgage Association (or “Ginnie Mae”), as well as an approved seller and servicer with the Federal National Mortgage Association (or “Fannie Mae”) and Federal Home Loan Mortgage Corporation (or “Freddie Mac”).
On September 15, 2020, the Company amended and restated its operating agreement to reflect SFS Holding Corp. as the sole member of the Company with one unit authorized, issued and outstanding. Historical unit amounts have been retrospectively adjusted to give effect to this change from 80,000 units authorized, issued and outstanding to the single unit.
On September 22, 2020, the Company and Gores Holdings IV, Inc., a special purpose acquisition company sponsored by an affiliate of The Gores Group, LLC, entered into a definitive agreement with respect to a business combination, which was consummated on January 21, 2021. Upon completion of the proposed transaction, the Company’s current owner retained an approximate 94% economic ownership interest of the Company, and the Company became a consolidated subsidiary of UWM Holdings Corporation (f/k/a Gores Holdings IV, Inc.). Class A common stock of UWM Holdings Corporation was listed on the New York Stock Exchange (“NYSE”) under the new ticker symbol “UWMC” on January 22, 2021. Refer to the subsequent events footnote for further discussion.
On January 21, 2021, SFS contributed all of its equity interest in the Company to UWM Holdings, LLC (a wholly-owned subsidiary of SFS) and adopted the Second Amended and Restated Operating Agreement to reflect that UWM Holdings, LLC as its sole member and its manager. Upon completion of the proposed transaction, (i) UWM Holdings, LLC issued approximately 6% of its units to UWM Holdings Corporation, (ii) SFS retained approximate 94% of its units in UWM Holdings LLC and SFS retained approximately 94% of the economic ownership interest of the combined company and (iii) the Company became a consolidated subsidiary of UWM Holdings Corporation (f/k/a Gores Holdings IV, Inc.). Class A common stock of UWM Holdings Corporation was listed on the New York Stock Exchange
(under the new ticker symbol “UWMC”)
 on January 22, 2021. Refer to the subsequent events footnote for further discussion.
Basis of Presentation
The consolidated financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States of America (or “GAAP”).
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. As of December 31, 2020 and 2019, the Company had two subsidiaries both of which were special purpose entities that were formed and operate solely in connection with securitized warehouse facilities used by the Company in its operations. All significant intercompany balances and transactions have been eliminated.
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The most sensitive accounting estimates affecting the consolidated financial statements are the valuations of mortgage loans at fair value, mortgage servicing rights (or “MSRs”), derivative assets and liabilities, and the measurement of the representations and warranties reserve.

Operating Segments
The Company operates as one segment. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the chief operating decision maker (or “CODM”), which is the Company’s chief executive officer, in deciding how to allocate resources and assess performance. The Company’s CODM evaluates the Company’s financial information on a consolidated basis.
Cash and Cash Equivalents
The Company considers cash and temporary investments with original maturities of three months or less to be cash and cash equivalents. The Company typically maintains cash balances in financial institutions in excess of Federal Deposit Insurance Corporation limits. The Company evaluates the creditworthiness of these financial institutions in determining the risk associated with these balances.
Mortgage Loans at Fair Value and Revenue Recognition
Mortgage loans are recorded at estimated fair value. Fair value of mortgage loans is estimated using observable market information including pricing from current cash commitments from government sponsored enterprises, recent market commitment prices, or broker quotes, as if the loans were to be sold currently into the secondary market.
A majority of the revenues from mortgage loan originations are recognized when the loan is originated which is the primary revenue recognition event as the loans are recorded at fair value upon origination. Loan origination fees are recognized as income at the time the loans are originated. Interest income is accrued at the contractual rate, unless collectability is uncertain. Loan production income also includes the unrealized gains and losses associated with the changes in the fair value of mortgage loans at fair value, the realized and unrealized gains and losses from derivative assets and liabilities and the capitalization of MSRs.
Loans are considered to be sold when the Company surrenders control over the financial assets. Control is considered to have been surrendered when the transferred assets have been isolated from the Company, beyond the reach of the Company and its creditors; the purchaser obtains the right, free of conditions that constrain it from taking advantage of that right, to pledge or exchange the transferred assets; and the Company does not maintain effective control over the transferred assets through an agreement that entitles or obligates the Company to repurchase or redeem the transferred assets before their maturity. The Company typically considers the above criteria to have been met when transferring title to another party where no substantive repurchase rights or obligations exist.
Derivatives
Derivatives are recognized as assets or liabilities on the consolidated balance sheets and measured at fair value with changes in fair value recorded within the consolidated statements of operations in the period in which they occur. The Company enters into derivative instruments to reduce its risk exposure to fluctuations in interest rates. The Company accounts for derivative instruments as free-standing derivative instruments and does not designate any for hedge accounting. Interest rate lock commitments (or “IRLCs”) on mortgage loans to be originated or purchased which are intended to be sold are considered to be derivatives with changes in fair value recorded in the consolidated statements of operations as part of loan production income. Fair value is estimated primarily based on relative changes in interest rates for the underlying mortgages to be originated or purchased. Fair value estimates also take into account the probability that loan commitments may not be exercised by customers. The Company uses forward mortgage backed security contracts, which are known as forward loan sale commitments (or “FLSCs”), to economically hedge the IRLCs. Refer to Note 3 – Derivatives for further details.
Mortgage Servicing Rights and Revenue Recognition - Sale of MSRs
MSRs are initially recorded at estimated fair value. To determine the fair value of the servicing right created, the Company uses third party estimates of fair value at the time of initial recognition. Subsequent fair value (measured for subsequent impairment purposes) is estimated with the assistance of an third party broker based upon a valuation model that calculates the estimated present value of future cash flows. The valuation model incorporates market estimates of the estimated market prepayment speeds, discount rate, cost to service, float value, ancillary income, inflation, and delinquency and default rates.

MSRs are amortized in proportion to the estimated future net servicing revenue. MSRs are periodically evaluated for impairment. For this purpose, the Company stratifies its MSRs based on interest rate. Changes in the estimates used to value MSRs could materially change the estimated fair value and any valuation allowances required. Management records a valuation allowance when the fair value of the mortgage servicing asset strata is less than its amortized book value. Valuation allowances are recorded as a temporary impairment to the affected strata effectively reducing recorded MSRs and incurring a charge to operations. Valuation recoveries are recorded in subsequent periods. When a mortgage prepays, the Company permanently reduces the associated MSR in the period of prepayment with a charge to operations.
Sales of MSRs are recognized when the risks and rewards of ownership have been transferred to a buyer, and a substantive non-refundable down payment is received. Also, any risks retained by the Company must be reasonably quantifiable to be eligible for sale accounting.
Premises and equipment, net
Premises and equipment is recorded at cost and depreciated or amortized using the straight line method over the estimated useful lives of the assets. The following is a summary of premises and equipment, net at December 31 (in thousands):

	Useful lives (years)	2020	2019
Furniture and equipment	3-10	$24,325	$17,976
Computer software	1-3	3,644	1,480
Leasehold improvements	( a )	104,074	50,633
Construction in process		1,249	5,415
Accumulated depreciation and amortization		(25,720)	(14,139)

Premises and equipment, net		$107,572	$61,365

( a )	Amortized over the shorter of the related lease term or the estimated useful life of the assets.
Leases
The Company enters into contracts to lease real estate, furniture and fixtures, and information technology equipment. Leases that meet one of the finance lease criteria are classified as finance leases, while all others are classified as operating leases. The Company determines if an arrangement is a lease at inception and has made on accounting policy election to capitalize leases with initial terms in excess of 12 months. At lease commencement, a lease liability and right-of-use
asset are calculated and recognized for operating and finance leases. Lease liabilities represent the Company’s obligation to make lease payments arising from the lease and lease right-of-use
assets represent the Company’s right to use an underlying asset for the lease term. The lease term used in the calculation includes any options to extend that the Company is reasonably certain to exercise. The lease liability is equal to the present value of future lease payments. The right-of-use
asset is equal to the lease liability, plus any initial direct costs and prepaid lease payments, less any lease incentives received. Operating and finance lease right-of-use
assets and liabilities are recorded separately on the consolidated balance sheets. In determining the present value of future lease payments, the Company uses estimated incremental borrowing rates based on information available at the lease commencement date when an implicit rate is not readily determinable for a given lease. The incremental borrowing rate is the rate of interest that a lessee would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. The Company uses an incremental borrowing rate estimated by referencing the Company’s collateralized borrowings.

The Company’s leases do not contain any material residual value guarantees or material restrictive covenants. The Company’s lease agreements include both lease and non-lease
components which are generally accounted for as a single component to the extent that the costs are fixed. If the non-lease
components are not fixed, the costs are treated as variable lease costs. Subsequent to lease commencement, lease liabilities recorded for finance leases are measured using the effective interest method and the related right-of-use
assets are amortized on a straight-line basis over the lease term. For finance leases, interest expense and amortization expense are recorded separately in the consolidated statements of operations in interest expense and depreciation and amortization, respectively. For operating leases, total lease cost is comprised of lease expense and variable lease cost. Lease expense includes lease payments, which are recognized on a straight-line basis over the lease term. Variable lease cost includes common area maintenance charges, real estate taxes, insurance and other expenses, where applicable, which are expensed as incurred. Total lease cost for operating leases is recorded in occupancy and equipment expense on the consolidated statements of operations. See “Note 6 - Leases” for further information.
Representations and Warranties Reserve
Loans sold to investors which the Company believes met investor and agency underwriting guidelines at the time of sale may be subject to repurchase in the event of specific default by the borrower or subsequent discovery that underwriting or documentation standards were not explicitly satisfied. The Company may, upon mutual agreement, indemnify the investor against future losses on such loans or be subject to other guaranty requirements and subject to loss. The Company initially records its exposure under such guarantees at estimated fair value upon the sale of the related loan, within accounts payable and accrued expenses, as well as within loan production income, and continues to evaluate its on-going
exposures in subsequent periods. The reserve is estimated based on the Company’s assessment of its contingent and non-contingent
obligations, including expected losses, expected frequency, the overall potential remaining exposure, as well as an estimate for a market participant’s potential readiness to stand by to perform on such obligations. The Company repurchased $53.1 million and $31.1 million of loans during the years ended December 31, 2020 and 2019, respectively, related to the representations and warranties provisions.
The activity of the representations and warranties reserve was as follows (in thousands):

	December 31,
	2020	2019
Balance, beginning of period	$46,322	$32,999
Reserve charged to operations	36,510	19,153
Losses realized, net	(13,290)	(5,830)

Balance, end of period	$69,542	$46,322

Loans Eligible for Repurchase from Ginnie Mae
When the Company has the unilateral right to repurchase Ginnie Mae pool loans it has previously sold (generally loans that are more than 90 days past due) and the call option results in a more than trivial benefit to the Company, the previously sold assets are required to be re-recognized on
the consolidated balance sheets. The recognition of previously sold loans does not impact the accounting for the previously recognized MSRs. At December 31, 2020 and December 31, 2019, the Company had recorded such Ginnie Mae pool loans in mortgage loans at fair value totaling $451.1 million and $21.7 million, respectively, with related purchase liabilities equal to the gross amount of the loan recorded in accounts payable and accrued expenses. At December 31, 2020 and December 31, 2019, the fair values of the Ginnie Mae pool loans were $448.5 million and $18.4 million, respectively.
Loan Origination Fees and Expenses
Loan origination fees represent revenue earned from loan production and are included in loan production income on the consolidated statements of operations. Loan origination fees generally represent
flat, per-loan fee
amounts and are recognized as revenue at the time the loans are originated. Loan origination expenses are charged to operations as incurred and are included in direct loan production costs on the consolidated statements of operations.
Loan Servicing Income
Loan servicing income represents revenue earned for servicing loans for various investors. The loan servicing income is based on a contractual percentage of the outstanding principal balance and is recognized into revenue as the related mortgage payments are received by the Company’s subservicer. Loan servicing expenses are charged to operations as incurred.
Servicing Advances
Servicing advances represent advances on behalf of customers and investors to cover delinquent balances for property taxes, insurance premiums and other out-of-pocket costs.
Advances are made in accordance with the servicing agreements and are recoverable upon liquidation. The Company periodically evaluates the advances for collectability and amounts are written-off when
they are deemed uncollectible. Management has determined that certain amounts are not fully collectible and has recorded an allowance for expected credit losses of approximately $264 thousand and $125 thousand at December 31, 2020 and 2019, respectively. Servicing advances are included in accounts receivable, net on the consolidated balance sheets.
Interest Income
Interest income on mortgage loans at fair value is accrued based upon the principal amount outstanding and contractual interest rates. Income recognition is discontinued when loans become 90 days delinquent or when, in management’s opinion, the collectability of principal and interest becomes doubtful and the specific loan is put on nonaccrual status.
Advertising and Marketing
Advertising and marketing is expensed as incurred and amounted to $7.9 million and $5.6 million for the years ended December 31, 2020 and 2019, respectively, and is included in marketing, travel, and entertainment expenses on the consolidated statements of operations.
Escrow and Fiduciary Funds
The Company maintains segregated bank accounts in trust for investors and escrow balances for mortgagors. The balances of these accounts amounted to $955.2 million and $374.3 million at December 31, 2020 and 2019, respectively, and are excluded from the consolidated balance sheets.
Income Taxes
The Company has elected to be taxed as a partnership for income tax purposes. Accordingly, taxable income or loss of the Company is reported on the income tax returns of the member and no provision for federal income taxes has been recorded in the accompanying consolidated financial statements. The Company is subject to certain state income taxes which are included on the consolidated statements of operations.
Contingencies
The Company evaluates contingencies based on information currently available and establishes an accrual for those matters when a loss contingency is considered probable and the related amount is reasonably estimable. For matters where a loss is believed to be reasonably possible but not probable, no accrual is established by the nature of the loss contingency and an estimate of the reasonably possible range of loss in excess of amount accrued, when such estimate can be made, is disclosed. In deriving an estimate, the Company is required to make assumptions about matters that are, by their nature, highly uncertain. The assessment of loss contingencies involves the use of critical estimates, assumptions and judgments. It is not possible to predict or determine the outcome of all loss contingences. Accruals are periodically reviewed and may be adjusted as circumstances change.
Risks and Uncertainties
The Company encounters certain economic and regulatory risks inherent in the consumer finance business. Economic risks include interest rate risk and credit risks. The Company is subject to interest rate risk to the extent that in a rising interest rate environment, the Company may experience a decrease in loan production, as well as decreases in the value of mortgage loans at fair value and in commitments to originate loans, which may negatively impact the Company’s operations. Credit risk is the risk of default that may result from the borrowers’ inability or unwillingness to make contractually required payments during the period in which mortgage loans are being held at fair value or subsequently under any representation and warranty provisions within the Company’s sale agreements. The Company is subject to substantial regulation as it directly provides financing to consumers acquiring residential real estate.
The Company sells loans to investors without specific recourse. As such, the investors have assumed the risk of loss of default by the borrower. However, the Company is usually required by these investors to make certain standard representations and warranties relating to credit information, loan documentation and collateral. To the extent that the Company does not comply with such representations, or there are early payment defaults, the Company may be required to repurchase the loans or indemnify these investors for any losses from borrower defaults. In addition, if loans pay-off
within a specified time frame, the Company may be required to refund a portion of the sales proceeds to the investors.
Reclassifications
Some reclassifications have been made to prior year balances to conform to the current year financial statement presentation.
Related Party Transactions
The Company enters into various transactions with related parties. See “Note 15 – Related Party Transactions” for additional information.
Recently Adopted Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (“FASB”) issued ASU
2020-04,
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
, which was subsequently amended by ASU
No. 2021-01,
Reference Rate Reform (Topic 848): Scope,
which was issued in January 2021. This guidance
provides practical expedients to address existing guidance on contract modifications due to the expected market transition from the London Inter-bank Offered Rate (“LIBOR”) and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate. The ASU was effective upon issuance on a prospective basis beginning January 1, 2020 and the Company may elect certain practical expedients as reference rate activities occur. The Company will evaluate its debt and other applicable contracts that are modified in the future to ensure they are eligible for modification relief and apply the practical expedients as needed.
In March 2020, the FASB issued ASU
No. 2020-03,
Codification Improvements to Financial Instruments
(or “ASU
2020-03”).
ASU
2020-03
improves and clarifies various financial instruments topics to increase stakeholder awareness and make the standards easier to understand and apply by eliminating inconsistencies and providing clarifications. The Company adopted ASU
2020-03
upon issuance, with no material effect on the Company’s consolidated financial statements.
In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740),
Simplifying the Accounting for Income Taxes
. The amendments to Topic 740 include the removal of certain exceptions to the general principles of ASC 740 in such areas as intraperiod tax allocation, year to date losses in interim periods and deferred tax liabilities related to outside basis differences. Amendments also include simplification in other areas such as interim recognition of enactment of tax laws or rate changes and accounting for a franchise tax (or similar tax) that is partially based on income. The guidance further clarifies that single-member limited liability companies and similar disregarded entities that are not subject to income tax are not required to recognize an allocation of consolidated income tax expense in their separate financial statements, but they could elect to do so. This ASU is effective for public business entities for fiscal years and interim periods beginning after December 15, 2020, with early adoption permitted. The adoption of this guidance on January 1, 2020 did not have a significant effect on the Company’s consolidated financial statements.
In August 2018, the FASB issued ASU
No. 2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement
, which removes, modifies or adds certain disclosure requirements for fair value measurements. The guidance was effective January 1, 2020. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,
as amended, which amends the guidance for recognizing credit losses on financial instruments measured at amortized cost including receivables. The ASU requires measurement and recognition of expected versus incurred credit losses using a lifetime credit loss measurement approach. Substantially all of the Company’s financial assets are measured at fair value and are therefore not subject to the guidance; however, the Company determined that certain receivables are within the scope of the ASU. The expected credit-related losses of the Company’s receivables are immaterial based on historical experience and due to the short-term nature of the assets. Servicing advances are generally expected to be fully reimbursed under the terms of the servicing agreements. The guidance was effective January 1, 2020. The adoption of this guidance, including the subsequent amendments to the initial guidance, ASU
2018-19,
ASU
2019-04,
ASU
2019-05
and ASU
2019-11,
did not have a material impact on the Company’s consolidated financial statements.
Recently Issued Accounting Pronouncements
In October 2020, the FASB issued ASU No.
2020-10,
 Codification Improvements
, which is intended to clarify or correct the unintended application of the Codification of accounting guidance for a wide variety of topics. The adoption of this ASU will be required effective January 1, 2021. Early adoption is allowed. The adoption of this guidance will not have a material impact on the consolidated financial statements and related disclosures.